Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of the compnay's total lease costs
	Year ended December 31,	Year ended December 31,
	2022	2021
	(U.S. Dollars in thousands)	(U.S. Dollars In thousands)
Operating lease cost:
Fixed payments	937	653
Short-term lease cost	72	48
Total operating lease cost	1,009	701

Schedule of supplemental cash flow information related to operating leases
	Year ended December 31,	Year ended December 31,
	2022	2021
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	1,231	507

Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases	320	194

Schedule of supplemental balance sheet information
	December 31,	December 31,
	2022	2021
	(U.S. Dollars in thousands)	(U.S. Dollars in thousands)
Operating leases:
Operating lease right-of-use assets	1,157	1,725

Current maturities of operating leases	740	881
Non-current operating leases	398	950
Total operating lease liabilities	1,138	1,831

	December 31,	December 31,
	2022	2021
Weighted average remaining lease term
Operating leases	1.52	2.14

Weighted average discount rate
Operating leases	5.84%	5.70%

Schedule of maturities of operating lease liabilities
December 31,
2022
(U.S. Dollars in thousands)

2023	785
2024	391
2025	18
2026 and thereafter	-
Total operating lease payments	1,194
Less: imputed interest	56
Present value of lease liabilities	1,138